Sharebased compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based compensation
Schedule of compensation expenses recognized for share-based awards granted

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Included in:
Cost of revenues	—	—	511,637
Sales and marketing expenses	—	—	77,574
General and administrative expenses	382,196	2,955,590	1,131,335
Research and development expenses	—	—	532,043
Total	382,196	2,955,590	2,252,589
Share‑based compensation related to share options (a)	345,473	2,523,105	2,252,589
Share‑based compensation related to preferred and ordinary shares (b)	36,723	432,485	—
Total	382,196	2,955,590	2,252,589

Schedule of activities of company's share options

			Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	options	exercise	contractual	intrinsic
	outstanding	price	life	value
		US$	In Years	US$ (in thousands)
Outstanding as of December 31, 2017	100,000,000	0.00002	8.09	211,325
Granted	25,575,420	0.00002
Exercised	(100,000,000)	0.00002
Forfeited	(1,023,710)	0.00002
Outstanding as of December 31, 2018	24,551,710	0.00002	8.65	74,499
Granted	114,844,455	0.00002
Exercised	(95,193,795)	0.00002
Forfeited	(5,779,200)	0.00002
Outstanding as of December 31, 2019	38,423,170	0.00002	8.12	144,869
Granted*	107,975,010	0.00002
Exercised	—	0.00002
Forfeited	(8,016,790)	0.00002
Outstanding as of December 31, 2020	138,381,390	0.00002	8.29	2,838,661
Vested and exercisable as of December 31, 2018	—	—	—	—
Vested and exercisable as of December 31, 2019	—	—	—	—
Vested and exercisable as of December 31, 2020	42,486,004	0.00002	8.29	871,529

Schedule of fair value assumptions

	For the Year Ended December 31,
	2018	2019	2020
Exercise price (US$)	0.00002	0.00002	0.00002
Fair value of ordinary shares (US$)	2.73 ~ 3.03	3.04 ~ 3.77	3.77 ~ 20.67
Expected volatility	50.6% ~ 51.5%	50.8% ~ 52.6%	51.6% ~ 52.1%
Excepted term (in years)	10	10	10
Expected dividend yield	0%	0%	0%
Risk‑free interest rate	3.4% ~ 3.7%	2.3% ~ 3.5%	1.1% ~ 1.6%

Schedule of compensation expenses related to preferred shares and ordinary shares

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Share‑based compensation at re‑designation of ordinary shares to preferred shares (i)	36,723	—	—
Share‑based compensation at transfer of ordinary shares from employees to investors (ii)	—	323,199	—
Share‑based compensation at repurchase of ordinary shares (ii)	—	46,048	—
Share‑based compensation at repurchase of deemed issued shares (iii)	—	63,238	—
Total	36,723	432,485	—
(i)	For the detail, please refer to Note 22.
(ii)	For the detail, please refer to Note 21.
(iii)	For the detail, please refer to Note 24